Derivative Financial Instruments and Hedging Activities - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Derivative [Line Items]
Deferred unrealized losses	$ 1,900	$ 9,200	$ 8,800	$ 10,800
Deferred unrealized losses, tax	100	$ 500	500	700
Amortization of accumulated losses on cash flow hedges from AOCL to Other income (expense), net, projection			$ (8,291)	$ (10,026)
Projected amortization of unrealized losses from AOCL to earnings, coming twelve months	$ 300
Forecast [Member]
Derivative [Line Items]
Amortization of accumulated losses on cash flow hedges from AOCL to Other income (expense), net, projection					$ 1,800